Segmented information (Tables)	12 Months Ended
Mar. 27, 2021
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 27, 2021, March 28, 2020, and March 30, 2019, respectively, is set forth below:

	Retail			Other			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	(In thousands)
Sales to external customers	$130,758	$160,981	$143,499	$12,310	$8,439	$7,550	$143,068	$169,420	$151,049
Inter-segment sales	—	—	—	681	3,606	9,912	681	3,606	9,912
Unadjusted Gross profit	51,029	64,210	58,936	5,989	4,074	1,119	57,018	68,284	60,055

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 27, 2021, March 28, 2020, and March 30, 2019:

	Fiscal Year Ended
	March 27, 2021	March 28, 2020	March 30, 2019
	(In thousands)
Unadjusted gross profit	$57,018	$68,284	$60,055
Inventory provisions	(736)	(475)	(686)
Other unallocated costs	38	(3,586)	(998)
Adjustment of intercompany profit	30	254	206

Gross profit	$56,350	$64,477	$58,577

Summary of Sales by Classes of Similar Products
Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
	(In thousands)
Jewelry and other	$55,743	$81,736	$91,493	$11,553	$8,439	$7,550	$67,296	$90,175	$99,043
Timepieces	75,015	79,245	52,006	757	—	—	75,772	79,245	52,006

	$130,758	$160,981	$143,499	$12,310	$8,439	$7,550	$143,067	$169,420	$151,049